Business Combination Agreement (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination Agreement [Line Items]
Exercise price of per share	$ 11.5
Total consideration (in Dollars)	$ 450,000,000
Business combination agreement earnout (in Dollars)	$ 50,000,000
Weighted average price of per share	$ 12
Aggregate amount (in Dollars)	$ 150,000,000
GPAC II [Member]
Business Combination Agreement [Line Items]
Share of common stock (in Shares)	5
Common stock outstanding percentage	10.00%
Class B Ordinary Shares [Member]
Business Combination Agreement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Business Combination [Member]
Business Combination Agreement [Line Items]
Common stock, par value	0.00001
Price per share	$ 10